Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues:
Gaming									$ 1,740,268	$ 1,610,393	$ 1,631,177
Food and beverage									346,379	302,705	303,786
Room									186,795	169,391	162,248
Other									127,377	116,770	117,620
Total revenues	$ 595,088	$ 591,542	$ 604,124	$ 610,065	$ 558,649	$ 535,173	$ 548,784	$ 556,653	2,400,819	2,199,259	2,214,831
Operating costs and expenses:
Gaming									759,612	725,078	740,023
Food and beverage									335,506	300,766	301,813
Room									85,188	77,734	76,903
Other									83,615	83,407	86,850
Selling, general and administrative									362,037	322,259	322,672
Maintenance and utilities									109,462	100,020	104,548
Depreciation and amortization									217,522	196,226	207,118
Corporate expense									88,148	72,668	76,941
Project development, preopening and writedowns									14,454	22,107	6,907
Impairments of assets									(426)	38,302	18,565
Other operating items, net									1,900	284	907
Total operating costs and expenses									2,057,018	1,938,851	1,943,247
Operating income	80,477	78,940	89,554	94,830	29,726	67,881	80,439	82,362	343,801	260,408	271,584
Other expense (income)
Interest income									(1,818)	(2,961)	(1,858)
Interest expense, net of amounts capitalized									173,108	212,692	224,590
Loss on early extinguishments and modifications of debt									1,582	42,364	40,733
Other, net									(184)	545	3,676
Total other expense, net									172,688	252,640	267,141
Income from continuing operations before income taxes									171,113	7,768	4,443
Income tax (provision) benefit									(3,115)	199,933	6,625
Income from continuing operations, net of tax	82,073	23,157	27,692	35,076	10,581	164,197	11,257	21,666	167,998	207,701	11,068
Income from discontinued operations, net of tax	0	0	21,017	375	1,478	180,707	18,715	11,630	21,392	212,530	36,539
Net income	$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296	$ 189,390	$ 420,231	$ 47,607
Continuing operations	$ 0.72	$ 0.20	$ 0.24	$ 0.31	$ 0.09	$ 1.43	$ 0.10	$ 0.19	$ 1.46	$ 1.81	$ 0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.58	0.16	0.10	0.19	1.86	0.32
Basic net income per common share	0.72	0.20	0.42	0.31	0.10	3.01	0.26	0.29	$ 1.65	$ 3.67	$ 0.42
Weighted average basic shares outstanding									114,957	114,507	112,789
Continuing operations	0.71	0.20	0.24	0.31	0.09	1.43	0.10	0.19	$ 1.45	$ 1.80	$ 0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.57	0.16	0.10	0.19	1.85	0.32
Diluted net income per common share	$ 0.71	$ 0.20	$ 0.42	$ 0.31	$ 0.10	$ 3.00	$ 0.26	$ 0.29	$ 1.64	$ 3.65	$ 0.42
Weighted average diluted shares outstanding									115,628	115,189	113,676
Common Stock, Dividends, Per Share, Declared									$ 0.15	$ 0	$ 0